Segment reporting (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Disclosure of operating segments [line items]
Revenues	₨ 325,535	[1]	$ 3,811	₨ 279,164	[1]	₨ 245,879	[1]
Global Generic [Member]
Disclosure of operating segments [line items]
Revenues	289,552			245,453		213,768
Global Generic [Member] | Oncology [member]
Disclosure of operating segments [line items]
Revenues	85,798			67,563		48,671
Global Generic [Member] | Nervous System [Member]
Disclosure of operating segments [line items]
Revenues	43,345			29,760		27,888
Global Generic [Member] | Pain Management [Member]
Disclosure of operating segments [line items]
Revenues	27,552			23,990		23,585
Global Generic [Member] | Gastrointestinal [Member]
Disclosure of operating segments [line items]
Revenues	25,315			23,368		23,439
Global Generic [Member] | Respiratory [Member]
Disclosure of operating segments [line items]
Revenues	18,551			17,291		17,074
Global Generic [Member] | Cardiovascular [Member]
Disclosure of operating segments [line items]
Revenues	17,034			16,326		16,187
Global Generic [Member] | Anti-Infective [Member]
Disclosure of operating segments [line items]
Revenues	12,774			15,896		17,066
Global Generic [Member] | Dermatology [Member]
Disclosure of operating segments [line items]
Revenues	9,130			7,691		6,749
Global Generic [Member] | Hematology [Member]
Disclosure of operating segments [line items]
Revenues	8,628			10,949		10,316
Global Generic [Member] | Diabetology [Member]
Disclosure of operating segments [line items]
Revenues	7,452			5,336		4,888
Global Generic [Member] | Nutraceutical [Member]
Disclosure of operating segments [line items]
Revenues	6,427			5,680		5,876
Global Generic [Member] | Others [Member]
Disclosure of operating segments [line items]
Revenues	₨ 27,546			₨ 21,603		₨ 12,029

[1]	Revenues for the year ended March 31, 2025 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.9,389 (as compared to Rs.10,707 and Rs.7,321 for the years ended March 31, 2024 and 2023, respectively) and from the PSAI segment to the Others segment which amount to Rs.0 (as compared to Rs.72 and Rs.128 for the years ended March 31, 2024 and 2023, respectively)